Consolidated Balance Sheets - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 309,233	$ 70,236
Trade and other current receivables	18,145	17,655
Current assets	327,378	87,891
Non-current assets
Trade and other receivables	4,559	1,564
Intangible assets	393,450	401,157
Plant and equipment	2,535	3,329
Right-of-use assets	11,475	15,419
Non-current assets	412,019	421,469
Total assets	739,397	509,360
Current liabilities
Trade and other payables	29,737	32,921
Lease liabilities	4,104	4,439
Borrowings	0	170
Deferred revenue	50,753	47,318
Provisions	280	36
Current income tax liabilities	4,302	4,554
Current liabilities	89,176	89,438
Non-current liabilities
Trade and other payables	296	603
Lease liabilities	8,339	12,452
Borrowings	0	16,732
Warrant liabilities	4,775	0
Net deferred tax liabilities	1,879	2,375
Provisions	672	569
Non-current liabilities	15,961	32,731
Total liabilities	105,137	122,169
NET ASSETS	634,260	387,191
Capital and reserves attributable to equity holders of the Group
Share capital	1,081,320	684,347
Share reserve	17,692	18,658
Capital reserve	785	785
Warrant reserve	0	5,742
Translation reserve	(16,961)	2,742
Accumulated losses	(448,576)	(325,083)
Total shareholders' equity	$ 634,260	$ 387,191